Earnings (Loss) Per Share - Summary of Diluted Net Income (Loss) Per Share Excluded from Earnings (Net Loss) Per Share (Details) - shares	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2017
Convertible redeemable preferred shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share		5,222,222
Share options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	3,400,559	330,000